SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax difference under different tax jurisdictions		(9.30%)	7.20%
PRC tax exemption for qualified small-scale and low-profit enterprises		52.50%	(36.80%)
Valuation allowance on deferred income tax assets		(3.10%)	2.50%
Amortization and impairment loss not deductible for tax purposes		(28.20%)	7.90%
Expenses not deductible for tax purpose		(27.30%)
Impact of GILTI		(10.70%)	9.40%
Others		(4.40%)
The Company’s effective tax rate	25.00%	(9.50%)	11.20%